Common Stock (Details Textual) - $ / shares	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Common Stock [Line Items]
Common Stock, Shares Authorized	300,000,000	300,000,000	300,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	50,000,000	50,000,000	50,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized, Amendment	100,000,000
Preferred Stock, Shares Authorized, Amendment	10,000,000
Common Stock, Shares, Outstanding	22,446,481	14,259,681	7,901,426